Administration Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Corporate administration		$ 5,060	$ 3,643
Employee benefits and salaries		3,910	3,878
Professional fees		2,708	2,375
Depreciation		2,162	589
Depletion		60,308	75,337
Administration expenses before share-based compensation		13,840	10,485
Equity settled share-based compensation (a non-cash expense)		4,047	3,888
Total administration expenses	[1]	$ 17,887	$ 14,373

[1]	1.Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation